Income Tax	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Income tax

Note 15. Income tax

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the six months ended June 30, 2026 and 2025.

Indonesia

Domestic statutory corporate income tax rate in Indonesia is 22% for the six months ended June 30, 2026 and 2025. However, public companies that meet certain conditions are eligible for a reduced rate of 19%.

A reconciliation of the expected income tax benefits to the actual income tax provision is as follows:

	June 30,	Effective	June 30,	Effective
	2026	Tax rate	2025	Tax rate
Net loss before income taxes	$(3,319,136)		$(7,686,900)

Income tax benefit at the Singapore statutory tax rate of 17%	(564,253)	(17.0)%	(1,306,773)	(17.0)%
Effect of different tax rates in other jurisdictions	(11,165)	(0.3)%	(27,480)	(0.4)%
Non-deductible expenses	120,490	3.6%	139,090	1.8%
Unrecognized deferred tax asset	454,928	13.7%	1,195,163	15.6%
Total tax provision	$-	-	$-	-

*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s principal operating activities, rather than to the Cayman Islands statutory tax rate of 0%.

The components of the deferred tax assets are as follows:

	June 30,	December 31,
	2026	2025
Tax loss carry forwards	$15,104,605	$18,423,741
Deferred tax assets	3,536,964	3,132,036
Valuation allowance	(3,536,964)	(3,132,036)
Total deferred tax assets, net	$-	$-

According to Singapore Income Tax Act, due to change of ownership in New Retail, the tax losses carry forwards of US$9,125,197 and US$9,175,965 as of June 30, 2026 and December 31, 2025, respectively, cannot be used to offset future profit subject to the agreement of the tax authorities and compliance within certain provisions of the Income Tax Act